Fixed Assets and Construction in Progress (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Construction in progress		$ 314,146		$ 314,146		$ 239,220
Depreciation and amortization expense				42,850	$ 21,583	24,084	30,143
Sold plastic injection molding equipment with net book value	$ 6,500
Proceeds received from sale of fixed assets	4,400						4,400
Loss on disposal	2,100
Loss on disposal of fixed assets							$ (12,854)
Warehouse Equipment [Member]
Sold plastic injection molding equipment with net book value	$ 10,754